Taxation - Summary of Tax Loss Carry Forward (Details)	Sep. 30, 2024 USD ($)
Disclosure tax loss carry forward [line items]
Tax loss carried forward	$ 12,919,369
2025
Disclosure tax loss carry forward [line items]
Tax loss carried forward	58,800
2026
Disclosure tax loss carry forward [line items]
Tax loss carried forward	503,282
2027
Disclosure tax loss carry forward [line items]
Tax loss carried forward	759,188
2028
Disclosure tax loss carry forward [line items]
Tax loss carried forward	1,475,536
2029
Disclosure tax loss carry forward [line items]
Tax loss carried forward	2,481,933
2030
Disclosure tax loss carry forward [line items]
Tax loss carried forward	2,602,660
No expiration
Disclosure tax loss carry forward [line items]
Tax loss carried forward	$ 5,037,970